Share-based compensation - Summary of Stock Option Activity (Detail) - Share options - 2010 Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of share options
Outstanding at beginning of period	16,500	389,815	1,493,470
Vested and expected to vest	10,000	16,500	389,693	1,440,923
Exercisable	10,000	16,500	389,190	1,217,050
Forfeited			(109,925)
Expired	(6,500)	(373,315)	(989,730)
Exercised			(4,000)
Outstanding at end of period	10,000	16,500	389,815	1,493,470
Weighted average exercise price (USD)
Outstanding at beginning of period	$ 3.97	$ 3.90	$ 2.65
Vested and expected to vest	3.97	3.97	3.90	$ 2.67
Exercisable	3.97	3.97	3.90	2.70
Forfeited			2.89
Expired	3.97	3.89	2.28
Exercised			0.83
Outstanding at end of period	3.97	3.97	3.90	2.65
Weighted average grant-date fair value (USD)
Vested and expected to vest	1.01	1.56	0.95	0.85
Exercisable	$ 1.01	$ 1.56	$ 0.95	$ 0.84
Share option activity - additional disclosures
Weighted-average remaining contractual life, vested and expected to vest	1 year 1 month 28 days	1 year 4 months 13 days	1 year 7 months 21 days	3 years 2 months 27 days
Weighted-average remaining contractual life, exercisable	1 year 1 month 28 days	1 year 4 months 13 days	1 year 7 months 21 days	3 years 2 months 12 days
Weighted-average remaining contractual life, outstanding	1 year 1 month 28 days	1 year 4 months 13 days	1 year 7 months 21 days	3 years 4 months 21 days
Aggregate intrinsic value, vested and expected to vest	$ 0	$ 0	$ 0	$ 6
Aggregate intrinsic value, exercisable	0	0	0	6
Aggregate intrinsic value, outstanding	$ 0	$ 0	$ 0	$ 6